Loans and other financial assets at amortized cost - Details of restricted due from banks (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted due from financial institutions [Line Items]
Total	₩ 1,408,640	₩ 2,161,182
Due from banks in local currency
Restricted due from financial institutions [Line Items]
Total	130,042	386,124
Due from banks in local currency | Due from The BOK
Restricted due from financial institutions [Line Items]
Total		₩ 160,000
Reason of restriction		Reserve deposits under BOK Act
Counterparty		BOK
Due from banks in local currency | Due from KSFC
Restricted due from financial institutions [Line Items]
Total	₩ 68	₩ 2,419
Reason of restriction	Futures margin	Customer deposits return reserve
Counterparty	KB Securities Co. Ltd. and SI SECURITIES CORPORATION	The Korea Securities Finance Corporation
Due from banks in local currency | Others
Restricted due from financial institutions [Line Items]
Total	₩ 129,974	₩ 223,705
Reason of restriction	Domestic currency exchange and collateral related to promissory notes and others	Korean Won CCP margin and others
Counterparty	Korea Federation of Savings Bank and others	Korea Exchange and others
Due from banks in foreign currencies
Restricted due from financial institutions [Line Items]
Total	₩ 1,278,598	₩ 1,775,058
Due from banks in foreign currencies | Due from banks on demand
Restricted due from financial institutions [Line Items]
Total	₩ 216,147	₩ 193,507
Reason of restriction	Reserve deposits and others	Reserve deposits under BOK Act and others
Counterparty	National Bank of Cambodia and others	BOK and others
Due from banks in foreign currencies | Due from banks on time
Restricted due from financial institutions [Line Items]
Total	₩ 321	₩ 253
Reason of restriction	Usage deposits for fund settlement system	Reserve deposits and others
Counterparty	National Bank of Cambodia	National Bank Cambodia
Due from banks in foreign currencies | Others
Restricted due from financial institutions [Line Items]
Total	₩ 1,062,130	₩ 1,581,298
Reason of restriction	Reserve deposits and others	Overseas futures and options trade deposits and others
Counterparty	People’s Bank of China and others	Korea Investment & Securities and others